SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Summary Of Significant Accounting Policies Details Narrative
Common stock equivalents outstanding	80,287,932	115,225,525	116,000,000